UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the year ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number
This amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Thomas H. Lee
Address:   c/o Thomas H. Lee Partners, L.P.
           100 Federal Street, 35th Floor
           Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Holden
Title:     Vice President of Finance
Phone:     (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 23rd day of January, 2006.

Thomas H. Lee
------------------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
------------------------------------
(Signature of Person Duly Authorized
to Submit This Report)

Number of Other Included Managers          0

Form 13F Information Table Entry Total     4

Form 13F Information Table Value Total     $1,377,100,099

      Name:            13F File No.:         Name:             13F File No.:
      -----            -------------         -----             -------------

1.----------------     -----------      6.----------------     -----------
2.----------------     -----------      7.----------------     -----------
3.----------------     -----------      8.----------------     -----------
4.----------------     -----------      9.----------------     -----------
5.----------------     -----------     10.----------------     -----------


  Item 1                  Item 2            Item 3            Item 4             Item 5
  ------                  ------            ------            ------             ------
                                                                                Shares of
  Name of                Title of           CUSIP            Fair Market        Principal
  Issuer                  Class             Number             Value             Amount


Refco, Inc.               Common          75866G109          21,505,216        48,875,492

Fairpoint
Communications, Inc.      Common          305560104          40,057,655         3,866,569

Spectrum Brands Inc.      Common          755081106         244,986,308        12,062,349

Warner Music Group        Common          934550104       1,070,550,920        55,555,315

COLUMN TOTALS                                             1,377,100,099

                             ** TABLE CONTINUED **


Item 1                                            Item 6                             Item 7                  Item 8
------                                            ------                             ------                  ------
                                                                                    Managers             Voting Authority
Name of                                                                               see         --------------------------------
Issuer                                                                               Instr. V
                                        Investment Discretion                                              (Shares)
                             ----------------------------------------------------
                             (a) Sole       (b) Shared as   (c) Shared Other                        (a) Sole   (b) Shared   (c) No
                                               Devined in
                                                Instr. V
Refco, Inc.                   48,875,492                                                            48,875,492

Fairpoint
Communications, Inc.           3,866,569                                                             3,866,569

Spectrum Brands Inc.          12,062,349                                                            12,062,349

Warner Music Group            55,555,315                                                            55,555,315

COLUMN TOTALS

                              ** TABLE COMPLETE **